Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2012 Dealership Segment	Oct. 31, 2011 Dealership	Oct. 31, 2010 Dealership
Accounting Policies [Line Items]
Number Of Segments	4
Number of dealerships sold	2	4	3
Advertising Expense	$ 78	$ 71	$ 63
Foreign Currency Transaction Gain (Loss), before Tax	(25)	4	7
Correction Of Errors And Effect Of New Accounting Guidance Adoption
Accounting Policies [Line Items]
Restatement of Prior Year Income, Net of Tax			(10)
Extended Warranty Programs
Accounting Policies [Line Items]
Deferred Revenue	364	257	167
Revenue recognized under extended warranty programs	63	53	46
Value Added Tax
Accounting Policies [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount			42
Earnings Per Share, Diluted For VAT tax adjustment			$ 0.58
Pension Costs | Adjustment Year 2009
Accounting Policies [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount			3
Pension Costs | Adjustment Year 2008
Accounting Policies [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount			2
Deferred Tax Assets
Accounting Policies [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount			5
Minimum
Accounting Policies [Line Items]
Term of warranty coverage	1 year
Minimum | Extended Warranty Programs
Accounting Policies [Line Items]
Term of warranty coverage	1 year
Maximum
Accounting Policies [Line Items]
Term of warranty coverage	5 years
Maximum | Extended Warranty Programs
Accounting Policies [Line Items]
Term of warranty coverage	10 years
Customer Concentration Risk
Accounting Policies [Line Items]
Concentration Risk Number of Customers	1
Concentration Risk, Percentage	10.00%	13.00%	15.00%
Unionized Employees Concentration Risk | Number Of Employees Hourly Workers
Accounting Policies [Line Items]
Number Of Employees	4,600
Concentration Risk, Percentage	48.00%
Unionized Employees Concentration Risk | Number Of Employees Salaried Workers
Accounting Policies [Line Items]
Number Of Employees	400
Concentration Risk, Percentage	5.00%
Truck
Accounting Policies [Line Items]
Product Warranty Expense	66
Truck | Field Campaign To Address Issues In Products Sold
Accounting Policies [Line Items]
Product Warranty Expense	130	23
Truck | Warranty Contracts Sold In Current Year
Accounting Policies [Line Items]
Product Warranty Expense	19
Truck | Product Warranty Accrual
Accounting Policies [Line Items]
Product Warranty Expense	47
Variable Interest Entity Primary Beneficiary Blue Diamond Parts And Blue Diamond Truck
Accounting Policies [Line Items]
Assets	246	306
Liabilities	109	158
Cash and cash equivalents	26	38
Securitizations Treated as Borrowings | Financial Services Operations
Accounting Policies [Line Items]
Assets	1,100	1,800
Liabilities	914	1,500
Transaction Does Not Qualify for Sale Accounting | Financial Services Operations
Accounting Policies [Line Items]
Assets	359	468
Liabilities	$ 157	$ 216